AMENDED AND
RESTATED
AGREEMENT
AND
DECLARATION
OF TRUST

	of

Alternative
Strategies
Fund

	a Delaware
Statutory Trust


	TABLE OF
CONTENTS

	Page
ARTICLE I.  Name and
Definitions	3
Section 1   Name.	2
Section 2.  Registered Agent and
Registered Office;
Principal Place of
Business.	3
(a)	Registered Agent and Registered Office.	3
(b)	Principal Place of Business.	3
Section 3.  Definitions	3
(a)	"1940 Act"	3
(b)	"Affiliated Person"	3
(c)	"Assignment".	3
(d)	"Board of Trustees"	3
(e)	"By-Laws"	3
(f)	"Certificate of Trust"	3
(g)	"Code"	3
(h)	"Commission"	3
(i)	"Delaware Act"	3
(j)	"Declaration of Trust"	4
(k)	"General Liabilities"	4
(l)	"Interested Person"	4
(m)   "Investment Adviser" or
"Adviser"	4
(n)	"Majority Shareholder Vote"	4
(o)	"National Financial Emergency"	4
(p)	"Person"	4
(q)	"Principal Underwriter"	4
(r)	"Series"	4
(s)	"Shares"	4
(t)	"Shareholder"	4
(u)	"Trust"	5
(v)	"Trust Property"	5
(w)	"Trustee" or "Trustees".	5
ARTICLE II.  Purpose of
Trust	5
ARTICLE III.  Shares	8
Section 1.  Division of Beneficial
Interest.	8
Section 2.  Ownership of Shares	9
Section 3.  Investments in the Trust	9
Section 4.  Status of Shares and
Limitation of Personal
Liability	10
Section 5.  Power of Board of
Trustees to Change
Provisions Relating to
Shares	10
Section 6.  Establishment and
Designation of Series	11
(a)	Assets Held with Respect to a Particular Series	11
(b)	Liabilities Held with Respect to a Particular Series	11
(c)	Dividends, Distributions, Redemptions and Repurchases	12
(d)	Voting	12
(e)	Equality	13
(f)	Fractions	13
(g)	Exchange Privilege	13
(h)	Combination of Series	13
(i)	Elimination of Series	13
Section 7.  Indemnification of
Shareholders	13
ARTICLE IV.  The Board
of Trustees	14
Section 1.  Number, Election and
Tenure	14
Section 2.  Effect of Death,
Resignation, Removal,
etc.  of a Trustee	14
Section 3.  Powers	14
Section 4.  Chairman of the Trustees	16
Section 5.  Payment of Expenses by
the Trust	16
Section 6.  Payment of Expenses by
Shareholders	16
Section 7.  Ownership of Trust
Property	16
Section 8.  Service Contracts.	17
ARTICLE V.  Shareholders'
Voting Powers and
Meetings	18
Section 1.  Voting Powers	18
Section 2.  Meetings	18
Section 3.  Quorum and Required
Vote	18
Section 4.  Shareholder Action by
Written Consent
without a Meeting	19
Section 5.  Record Dates	19
Section 6. Derivative
Actions	21
Section 7.  Additional Provisions	20
ARTICLE VI.  Custodian	20
Section 1.  Appointment and Duties	20
Section 2.  Central Certificate
System	21
ARTICLE VII.  Net Asset
Value, Distributions
and Redemptions	21
Section 1.  Determination of Net
Asset Value, Net
Income and
Distributions	21
Section 2.  Redemptions at the
Option of a
Shareholder	22
Section 3.  Redemptions at the
Option of the Trust	23
ARTICLE VIII.
Compensation and
Limitation of
Liability of Officers
and Trustees	24
Section 1.  Compensation	24
Section 2.  Indemnification and
Limitation of Liability.	24
Section 3.  Officers and Trustees'
Good Faith Action,
Expert Advice, No
Bond or Surety	24
Section 4.  Insurance	25
ARTICLE IX.
Miscellaneous	25
Section 1.  Liability of Third Persons
Dealing with Trustees	25
Section 2.  Dissolution of Trust or
Series	25
Section 3.  Merger and
Consolidation;
Conversion.	25
(a)	Merger and Consolidation.	25
(b)	Conversion	26
Section 4.  Reorganization	26
Section 5.  Amendments	27
Section 6.  Filing of Copies,
References, Headings	27
Section 7.  Applicable Law	27
Section 8.  Provisions in Conflict
with Law or
Regulations.	28
Section 9.  Statutory Trust Only	28
Section 10.  Fiscal Year	33







AMENDED AND
RESTATED
AGREEMENT AND
DECLARATION
OF TRUST

	OF

ALTERNATIVE
STRATEGIES
FUND

      AMENDED
AND RESTATED
AGREEMENT AND
DECLARATION OF
TRUST made as of
the 13th day of July
2010, by the Trustees
hereunder, and by the
holders of Shares
issued hereunder, if
any, as hereinafter
provided.
W I T N E S S E T H:
      WHEREAS,
this Trust is a
Delaware statutory
trust formed pursuant
to an Agreement and
Declaration of Trust
dated June 15, 2010,
as amended June 9,
2022 and the
Certificate of Trust
filed with the
Secretary of the State
of Delaware on June
15, 2010, as amended
by the Certificate of
Amendment to
Certificate of Trust
filed on July 13, 2010
and November 1,
2013;
      WHEREAS,
this Amended and
Restated Agreement
and Declaration of
Trust amends and
restates the
Agreement and
Declaration of Trust
in its entirety; and
      WHEREAS
this Trust has been
formed to carry on the
business of an
investment company;
and;
	WHEREAS
this Trust is authorized
to issue its shares of
beneficial interest in
separate Series, and to
issue classes of Shares
of any Series or divide
Shares of any Series
into two or more
classes, all in
accordance with the
provisions hereinafter
set forth; and

	WHEREAS
the Trustees have
agreed to manage all
property coming into
their hands as trustees
of a Delaware business
trust in accordance
with the provisions of
the Delaware Statutory
Trust Act of 2002 (12
Del. C. Section 3801, et seq.),
as from time to time
amended and
including any
successor statute of
similar import (the
"DSTA"), and the
provisions hereinafter
set forth.

	NOW,
THEREFORE, the
Trustees hereby
declare that they will
hold all cash,
securities and other
assets which they may
from time to time
acquire in any manner
as Trustees hereunder
IN TRUST to manage
and dispose of the
same upon the
following terms and
conditions for the
benefit of the holders
from time to time of
shares of beneficial
interest in this Trust
and the Series created
hereunder as
hereinafter set forth.



ARTICLE I

Name and
Definitions.

	Section 1.
Name.  The name of
the Trust hereby
created is
"Alternative
Strategies Fund" and
the Trustees shall
conduct the business
of the Trust under that
name, or any other
name as they may
from time to time
determine.

	Section 2.
Registered Agent and
Registered Office;
Principal Place of
Business.

	(a)
	Registered
Agent and Registered
Office.  The name of
the registered agent of
the Trust and the
address of the
registered office of
the Trust are as set
forth on the
Certificate of Trust.

	(b)
	Principal
Place of Business.
The principal place of
business of the Trust
is 222 Pictoria, Drive,
Suite 450, Cincinnati,
Ohio 45246, or such
other location within
or outside of the State
of Delaware as the
Board of Trustees
may determine from
time to time.

	Section 3.
Definitions.
Whenever used
herein, unless
otherwise required by
the context or
specifically provided:

	(a)	"1940
Act" shall mean the
Investment Company
Act of 1940 and the
rules and regulations
thereunder, all as
adopted or amended
from time to time;

	(b)
	"Affiliated
Person" shall have the
meaning given to it in
Section 2(a)(3) of the
1940 Act when used
with reference to a
specified Person;
	(c)
	"Assignment"
shall have the
meaning given in the
1940 Act, as modified
by or interpreted by
any applicable order
or orders of the
Commission or any
rules or regulations
adopted or
interpretive releases
of the Commission
thereunder.
	(d)	"Board
of Trustees" shall
mean the governing
body of the Trust,
which is comprised of
the Trustees of the
Trust;

	(e)
	"By-Laws"
shall mean the
By-Laws of the Trust,
as amended from time
to time in accordance
with Article X of the
By-Laws, and
incorporated herein
by reference;

	(f)
	"Certificate of
Trust" shall mean the
certificate of trust, as
and if amended, filed
with the Office of the
Secretary of State of
the State of Delaware
as required under the
DSTA to form the
Trust;

	(g)	"Code"
shall mean the
Internal Revenue
Code of 1986, as
amended, and the
rules and regulations
thereunder;

	(h)
	"Commission"
shall have the
meaning given it in
Section 2(a)(7) of the
1940 Act;

	(i)	The
"Delaware Act" refers
to Chapter 38 of Title
12 of the Delaware
Code entitled
"Treatment of
Delaware Statutory
Trusts," as it may be
amended from time to
time;

	(j)
	"Declaration
of Trust" shall mean
this Agreement and
Declaration of Trust,
as amended or
restated from time to
time;

	(k)
	"General
Liabilities" shall have
the meaning given it
in Article III, Section
6(b) of this
Declaration of Trust;

	(l)
	"Interested
Person" shall have the
meaning given it in
Section 2(a)(19) of
the 1940 Act;

	(m)
	"Investment
Adviser" or "Adviser"
shall mean a party
furnishing services to
the Trust pursuant to
any contract described
in Article IV, Section
8(a) hereof;

      (n)
	"Majority
Shareholder Vote"
shall have the same
meaning as the term
"vote of a majority of
the outstanding voting
securities" is given in
the 1940 Act, as
modified by or
interpreted by any
applicable order or
orders of the
Commission or any
rules or regulations
adopted or
interpretive releases
of the Commission
thereunder;

      (o)
	"National
Financial Emergency"
shall mean the whole
or any part of any
period set forth in
Section 22(e) of the
1940 Act.  The Board
of Trustees may, in its
discretion, declare
that the suspension
relating to a national
financial emergency
shall terminate, as the
case may be, on the
first business day on
which the New York
Stock Exchange shall
have reopened or the
period specified in
Section 22(e) of the
1940 Act shall have
expired (as to which,
in the absence of an
official ruling by the
Commission, the
determination of the
Board of Trustees
shall be conclusive);

	(p)
	"Person" shall
include a natural
person, partnership,
limited partnership,
trust, estate,
association,
corporation,
custodian, nominee or
any other individual
or entity in its own or
any representative
capacity;

	(q)
	"Principal
Underwriter" shall
have the meaning
given to it in Section
2(a)(29) of the 1940
Act;

	(r)
	"Series"
means a series of
Shares of the Trust
established in
accordance with the
provisions of Article
III, Section 6;

	(s)
	"Shares" shall
mean the outstanding
shares of beneficial
interest into which the
beneficial interest in
the Trust shall be
divided from time to
time, and shall
include fractional and
whole shares;

	(t)
	"Shareholder"
shall mean a record
owner of Shares;

	(u)	"Trust"
shall refer to the
Delaware statutory
trust established by
this Declaration of
Trust, as amended
from time to time;

	(v)	"Trust
Property" shall mean
any and all property,
real or personal,
tangible or intangible,
which is owned or
held by or for the
account of the Trust
or one or more of any
Series, including,
without limitation, the
rights referenced in
Article IX, Section 2
hereof;

	(w)
	"Trustee" or
"Trustees" shall refer
to each signatory to
this Declaration of
Trust as a trustee, so
long as such signatory
continues in office in
accordance with the
terms hereof, and all
other Persons who
may, from time to
time, be duly elected
or appointed,
qualified and serving
on the Board of
Trustees in
accordance with the
provisions hereof.
Reference herein to a
Trustee or the
Trustees shall refer to
such Person or
Persons in their
capacity as Trustees
hereunder.

ARTICLE II

Purpose of Trust.

	The purpose of
the Trust is to conduct,
operate and carry on
the business of a
registered
management
investment company
registered under the
1940 Act through one
or more Series
investing primarily in
securities and, in
addition to any
authority given by law,
to exercise all of the
powers and to do any
and all of the things as
fully and to the same
extent as any private
corporation organized
for profit under the
general corporation
law of the State of
Delaware, now or
hereafter in force,
including, without
limitation, the
following powers:

	(a)	To
invest and reinvest
cash, to hold cash
uninvested, and to
subscribe for, invest
in, reinvest in,
purchase or otherwise
acquire, own, hold,
pledge, sell, assign,
mortgage, transfer,
exchange, distribute,
write options on, lend
or otherwise deal in or
dispose of contracts
for the future
acquisition or delivery
of fixed income or
other securities, and
securities or property
of every nature and
kind, including,
without limitation, all
types of bonds,
debentures, stocks,
preferred stocks,
negotiable or
non-negotiable
instruments,
obligations, evidences
of indebtedness,
certificates of deposit
or indebtedness,
commercial paper,
repurchase
agreements, bankers'
acceptances, and other
securities of any kind,
issued, created,
guaranteed, or
sponsored by any and
all Persons, including,
without limitation,
states, territories, and
possessions of the
United States and the
District of Columbia
and any political
subdivision, agency, or
instrumentality
thereof, any foreign
government or any
political subdivision of
the U.S. Government
or any foreign
government, or any
international
instrumentality, or by
any bank or savings
institution, or by any
corporation or
organization organized
under the laws of the
United States or of any
state, territory, or
possession thereof, or
by any corporation or
organization organized
under any foreign law,
or in "when issued"
contracts for any such
securities, to change
the investments of the
assets of the Trust;

	(b)	To
exercise any and all
rights, powers and
privileges with
reference to or
incident to ownership
or interest, use and
enjoyment of any of
such securities and
other instruments or
property of every kind
and description,
including, but without
limitation, the right,
power and privilege to
own, vote, hold,
purchase, sell,
negotiate, assign,
exchange, lend,
transfer, mortgage,
hypothecate, lease,
pledge or write options
with respect to or
otherwise deal with,
dispose of, use,
exercise or enjoy any
rights, title, interest,
powers or privileges
under or with
reference to any of
such securities and
other instruments or
property, the right to
consent and otherwise
act with respect
thereto, with power to
designate one or more
Persons, to exercise
any of said rights,
powers, and privileges
in respect of any of
said instruments, and
to do any and all acts
and things for the
preservation,
protection,
improvement and
enhancement in value
of any of such
securities and other
instruments or
property;

	(c)	To sell,
exchange, lend,
pledge, mortgage,
hypothecate, lease or
write options with
respect to or otherwise
deal in any property
rights relating to any
or all of the assets of
the Trust or any
Series, subject to any
requirements of the
1940 Act;

	(d)	To vote
or give assent, or
exercise any rights of
ownership, with
respect to stock or
other securities or
property; and to
execute and deliver
proxies or powers of
attorney to such
person or persons as
the Trustees shall
deem proper, granting
to such person or
persons such power
and discretion with
relation to securities or
property as the
Trustees shall deem
proper;

	(e)	To
exercise powers and
right of subscription or
otherwise which in
any manner arise out
of ownership of
securities;

	(f)	To
hold any security or
property in a form not
indicating that it is
trust property, whether
in bearer, unregistered
or other negotiable
form, or in its own
name or in the name of
a custodian or
subcustodian or a
nominee or nominees
or otherwise or to
authorize the custodian
or a subcustodian or a
nominee or nominees
to deposit the same in
a securities depository,
subject in each case to
proper safeguards
according to the usual
practice of investment
companies or any rules
or regulations
applicable thereto;

	(g)	To
consent to, or
participate in, any plan
for the reorganization,
consolidation or
merger of any
corporation or issuer
of any security which
is held in the Trust; to
consent to any
contract, lease,
mortgage, purchase or
sale of property by
such corporation or
issuer; and to pay calls
or subscriptions with
respect to any security
held in the Trust;

	(h)	To join
with other security
holders in acting
through a committee,
depositary, voting
trustee or otherwise,
and in that connection
to deposit any security
with, or transfer any
security to, any such
committee, depositary
or trustee, and to
delegate to them such
power and authority
with relation to any
security (whether or
not so deposited or
transferred) as the
Trustees shall deem
proper, and to agree to
pay, and to pay, such
portion of the
expenses and
compensation of such
committee, depositary
or trustee as the
Trustees shall deem
proper;

	(i)	To
compromise, arbitrate
or otherwise adjust
claims in favor of or
against the Trust or
any matter in
controversy, including
but not limited to
claims for taxes;

	(j)	To
enter into joint
ventures, general or
limited partnerships
and any other
combinations or
associations;

	(k)	To
endorse or guarantee
the payment of any
notes or other
obligations of any
Person; to make
contracts of guaranty
or suretyship, or
otherwise assume
liability for payment
thereof;

	(l)	To
purchase and pay for
entirely out of Trust
Property such
insurance as the
Trustees may deem
necessary or
appropriate for the
conduct of the
business, including,
without limitation,
insurance policies
insuring the assets of
the Trust or payment
of distributions and
principal on its
portfolio investments,
and insurance policies
insuring the
Shareholders,
Trustees, officers,
employees, agents,
Investment Advisers,
Principal
Underwriters, or
independent
contractors of the
Trust, individually
against all claims and
liabilities of every
nature arising by
reason of holding
Shares, holding, being
or having held any
such office or position,
or by reason of any
action alleged to have
been taken or omitted
by any such Person as
Trustee, officer,
employee, agent,
Investment Adviser,
Principal Underwriter,
or independent
contractor, to the
fullest extent permitted
by this Declaration of
Trust, the By-Laws
and by applicable law;
and

	(m)	To
adopt, establish and
carry out pension,
profit-sharing, share
bonus, share purchase,
savings, thrift and
other retirement,
incentive and benefit
plans, trusts and
provisions, including
the purchasing of life
insurance and annuity
contracts as a means of
providing such
retirement and other
benefits, for any or all
of the Trustees,
officers, employees
and agents of the
Trust.

	(n)	To
purchase or otherwise
acquire, own, hold,
sell, negotiate,
exchange, assign,
transfer, mortgage,
pledge or otherwise
deal with, dispose of,
use, exercise or enjoy,
property of all kinds.

	(o)	To
buy, sell, mortgage,
encumber, hold, own,
exchange, rent or
otherwise acquire and
dispose of, and to
develop, improve,
manage, subdivide,
and generally to deal
and trade in real
property, improved
and unimproved, and
wheresoever situated;
and to build, erect,
construct, alter and
maintain buildings,
structures, and other
improvements on real
property.

	(p)	To
borrow or raise
moneys for any of the
purposes of the Trust,
and to mortgage or
pledge the whole or
any part of the
property and
franchises of the Trust,
real, personal, and
mixed, tangible or
intangible, and
wheresoever situated.

	(q)	To
enter into, make and
perform contracts and
undertakings of every
kind for any lawful
purpose, without limit
as to amount.

	(r)	To
issue, purchase, sell
and transfer, reacquire,
hold, trade and deal in
Shares, bonds,
debentures and other
securities, instruments
or other property of
the Trust, from time to
time, to such extent as
the Board of Trustees
shall, consistent with
the provisions of this
Declaration of Trust,
determine; and to
repurchase, re-acquire
and redeem, from time
to time, its Shares or,
if any, its bonds,
debentures and other
securities.

	The Trust shall
not be limited to
investing in
obligations maturing
before the possible
dissolution of the
Trust or one or more
of its Series.  The
Trust shall not in any
way be bound or
limited by any present
or future law or
custom in regard to
investment by
fiduciaries.  Neither
the Trust nor the
Trustees shall be
required to obtain any
court order to deal
with any assets of the
Trust or take any other
action hereunder.

	The foregoing
clauses shall each be
construed as purposes,
objects and powers,
and it is hereby
expressly provided
that the foregoing
enumeration of
specific purposes,
objects and powers
shall not be held to
limit or restrict in any
manner the powers of
the Trust, and that they
are in furtherance of,
and in addition to, and
not in limitation of, the
general powers
conferred upon the
Trust by the DSTA
and the other laws of
the State of Delaware
or otherwise; nor shall
the enumeration of one
thing be deemed to
exclude another,
although it be of like
nature, not expressed.
ARTICLE III

Shares.
	Section 1.
Division of Beneficial
Interest.  The
beneficial interest in
the Trust shall at all
times be divided into
Shares, all without par
value.  The number of
Shares authorized
hereunder is
unlimited.  The Board
of Trustees may
authorize the division
of Shares into
separate and distinct
Series and the
division of any Series
into separate classes
of Shares.  The
different Series and
classes shall be
established and
designated, and the
variations in the
relative rights and
preferences as
between the different
Series and classes
shall be fixed and
determined by the
Board of Trustees
without the
requirement of
Shareholder approval.
If no separate Series
or classes shall be
established, the
Shares shall have the
rights and preferences
provided for herein
and in Article III,
Section 6 hereof to
the extent relevant
and not otherwise
provided for herein,
and all references to
Series and classes
shall be construed (as
the context may
require) to refer to the
Trust.  The fact that a
Series shall have
initially been
established and
designated without
any specific
establishment or
designation of classes
(i.e., that all Shares of
such Series are
initially of a single
class) shall not limit
the authority of the
Board of Trustees to
establish and
designate separate
classes of said Series.
The fact that a Series
shall have more than
one established and
designated class, shall
not limit the authority
of the Board of
Trustees to establish
and designate
additional classes of
said Series, or to
establish and
designate separate
classes of the
previously established
and designated
classes.

	The Board of
Trustees shall have the
power to issue Shares
of the Trust, or any
Series or class thereof,
from time to time for
such consideration
(but not less than the
net asset value thereof)
and in such form as
may be fixed from
time to time pursuant
to the direction of the
Board of Trustees.

	The Board of
Trustees may hold as
treasury shares, reissue
for such consideration
and on such terms as
they may determine, or
cancel, at their
discretion from time to
time, any Shares of
any Series reacquired
by the Trust.  Shares
held in the treasury
shall not, until
reissued, confer any
voting rights on the
Trustees, nor shall
such Shares be
entitled to any
dividends or other
distributions declared
with respect to the
Shares.  The Board of
Trustees may classify
or reclassify any
unissued Shares or any
Shares previously
issued and reacquired
of any Series or class
into one or more
Series or classes that
may be established
and designated from
time to time.
Notwithstanding the
foregoing, the Trust
and any Series thereof
may acquire, hold, sell
and otherwise deal in,
for purposes of
investment or
otherwise, the Shares
of any other Series of
the Trust or Shares of
the Trust, and such
Shares shall not be
deemed treasury
shares or cancelled.

	Subject to the
provisions of Section 6
of this Article III, each
Share shall have
voting rights as
provided in Article V
hereof, and the
Shareholders of any
Series shall be entitled
to receive dividends
and distributions,
when, if and as
declared with respect
thereto in the manner
provided in Article IV,
Section 3 hereof.  No
Share shall have any
priority or preference
over any other Share
of the same Series or
class with respect to
dividends or
distributions paid in
the ordinary course of
business or
distributions upon
dissolution of the
Trust or of such Series
or class made pursuant
to Article VIII, Section
2 hereof.  All
dividends and
distributions shall be
made ratably among
all Shareholders of a
particular class of
Series from the Trust
Property held with
respect to such Series
according to the
number of Shares of
such class of such
Series held of record
by such Shareholders
on the record date for
any dividend or
distribution.
Shareholders shall
have no preemptive or
other right to subscribe
to new or additional
Shares or other
securities issued by the
Trust or any Series.
The Trustees may
from time to time
divide or combine the
Shares of any
particular Series into a
greater or lesser
number of Shares of
that Series.  Such
division or
combination may not
materially change the
proportionate
beneficial interests of
the Shares of that
Series in the Trust
Property held with
respect to that Series
or materially affect the
rights of Shares of any
other Series.

	Any Trustee,
officer or other agent
of the Trust, and any
organization in which
any such Person is
interested, may
acquire, own, hold
and dispose of Shares
of the Trust to the
same extent as if such
Person were not a
Trustee, officer or
other agent of the
Trust; and the Trust
may issue and sell or
cause to be issued and
sold and may
purchase Shares from
any such Person or
any such organization
subject only to the
general limitations,
restrictions or other
provisions applicable
to the sale or purchase
of such Shares
generally.

	Section 2.
Ownership of Shares.
The ownership of
Shares shall be
recorded on the books
of the Trust kept by
the Trust or by a
transfer or similar
agent for the Trust,
which books shall be
maintained separately
for the Shares of each
Series and class
thereof that has been
established and
designated.  No
certificates certifying
the ownership of
Shares shall be issued
except as the Board of
Trustees may
otherwise determine
from time to time.
The Board of Trustees
may make such rules
not inconsistent with
the provisions of the
1940 Act as they
consider appropriate
for the issuance of
Share certificates, the
transfer of Shares of
each Series or class
and similar matters.
The record books of
the Trust as kept by
the Trust or any
transfer or similar
agent, as the case may
be, shall be
conclusive as to who
are the Shareholders
of each Series or class
thereof and as to the
number of Shares of
each Series or class
thereof held from
time to time by each
such Shareholder.

	Section 3.
Investments in the
Trust.  Investments
may be accepted by
the Trust from such
Persons, at such
times, on such terms,
and for such
consideration as the
Board of Trustees
may, from time to
time, authorize.  Each
investment shall be
credited to the
individual
Shareholder's account
in the form of full and
fractional Shares of
the Trust, in such
Series or class as the
purchaser may select,
at the net asset value
per Share next
determined for such
Series or class after
receipt of the
investment; provided,
however, that the
Principal Underwriter
may, pursuant to its
agreement with the
Trust, impose a sales
charge upon
investments in the
Trust.

	Section 4.
Status of Shares and
Limitation of Personal
Liability.  Shares shall
be deemed to be
personal property
giving to
Shareholders only the
rights provided in this
Declaration of Trust
and under applicable
law.  Every
Shareholder by virtue
of having become a
Shareholder shall be
held to have expressly
assented and agreed
to the terms hereof
and to have become a
party hereto.  The
death of a
Shareholder during
the existence of the
Trust shall not operate
to dissolve the Trust
or any Series, nor
entitle the
representative of any
deceased Shareholder
to an accounting or to
take any action in
court or elsewhere
against the Trust or
the Trustees or any
Series, but entitles
such representative
only to the rights of
said deceased
Shareholder under
this Declaration of
Trust.  Ownership of
Shares shall not
entitle the
Shareholder to any
title in or to the whole
or any part of the
Trust Property or
right to call for a
partition or division
of the same or for an
accounting, nor shall
the ownership of
Shares constitute the
Shareholders as
partners.  Neither the
Trust nor the
Trustees, nor any
officer, employee or
agent of the Trust,
shall have any power
to bind personally any
Shareholder, nor,
except as specifically
provided herein, to
call upon any
Shareholder for the
payment of any sum
of money or
assessment
whatsoever other than
such as the
Shareholder may at
any time personally
agree to pay.  All
Shares when issued
on the terms
determined by the
Board of Trustees
shall be fully paid and
nonassessable.  As
provided in the
DSTA, Shareholders
of the Trust shall be
entitled to the same
limitation of personal
liability extended to
stockholders of a
private corporation
organized for profit
under the general
corporation law of the
State of Delaware.

	Section 5.
Power of Board of
Trustees to Change
Provisions Relating to
Shares.
Notwithstanding any
other provisions of
this Declaration of
Trust and without
limiting the power of
the Board of Trustees
to amend this
Declaration of Trust
or the Certificate of
Trust as provided
elsewhere herein, the
Board of Trustees
shall have the power
to amend this
Declaration of Trust,
or the Certificate of
Trust, at any time and
from time to time, in
such manner as the
Board of Trustees
may determine in its
sole discretion,
without the need for
Shareholder action, so
as to add to, delete,
replace or otherwise
modify any provisions
relating to the Shares
contained in this
Declaration of Trust,
provided that before
adopting any such
amendment without
Shareholder approval,
the Board of Trustees
shall determine that it
is consistent with the
fair and equitable
treatment of all
Shareholders and that
Shareholder approval
is not otherwise
required by the 1940
Act or other
applicable law.  If
Shares have been
issued, Shareholder
approval shall be
required to adopt any
amendments to this
Declaration of Trust
which would
adversely affect to a
material degree the
rights and preferences
of the Shares of any
Series or class already
issued; provided,
however, that in the
event that the Board
of Trustees
determines that the
Trust shall no longer
be operated as an
investment company
in accordance with
the provisions of the
1940 Act, the Board
of Trustees may adopt
such amendments to
this Declaration of
Trust to delete those
terms the Board of
Trustees identifies as
being required by the
1940 Act.

	Subject to the
foregoing Paragraph,
the Board of Trustees
may amend the
Declaration of Trust to
amend any of the
provisions set forth in
paragraphs (a) through
(i) of Section 6 of this
Article III.

	The Board of
Trustees shall have the
power, in its
discretion, to make
such elections as to the
tax status of the Trust
as may be permitted or
required under the
Code as presently in
effect or as amended,
without the vote of any
Shareholder.

	Section 6.
Establishment and
Designation of Series.
The establishment and
designation of any
Series or class of
Shares shall be
effective upon the
resolution by a
majority of the then
Board of Trustees,
adopting a resolution
which sets forth such
establishment and
designation and the
relative rights and
preferences of such
Series or class.  Each
such resolution shall
be incorporated herein
by reference upon
adoption.

	Each Series
shall be separate and
distinct from any other
Series and shall
maintain separate and
distinct records on the
books of the Trust, and
the assets and
liabilities belonging to
any such Series shall
be held and accounted
for separately from the
assets and liabilities of
the Trust or any other
Series.

	Shares of each
Series or class
established pursuant to
this Section 6, unless
otherwise provided in
the resolution
establishing such
Series, shall have the
following relative
rights and preferences:

	(a)	Assets
Held with Respect to
a Particular Series.
All consideration
received by the Trust
for the issue or sale of
Shares of a particular
Series, together with
all assets in which
such consideration is
invested or
reinvested, all
income, earnings,
profits, and proceeds
thereof from whatever
source derived,
including, without
limitation, any
proceeds derived from
the sale, exchange or
liquidation of such
assets, and any funds
or payments derived
from any
reinvestment of such
proceeds in whatever
form the same may
be, shall irrevocably
be held with respect
to that Series for all
purposes, subject only
to the rights of
creditors with respect
to that Series, and
shall be so recorded
upon the books of
account of the Trust.
Such consideration,
assets, income,
earnings, profits and
proceeds thereof,
from whatever source
derived, including,
without limitation,
any proceeds derived
from the sale,
exchange or
liquidation of such
assets, and any funds
or payments derived
from any
reinvestment of such
proceeds, in whatever
form the same may
be, are herein referred
to as "assets held with
respect to" that Series.
In the event that there
are any assets,
income, earnings,
profits and proceeds
thereof, funds or
payments which are
not readily
identifiable as assets
held with respect to
any particular Series
(collectively "General
Assets"), the Board of
Trustees shall allocate
such General Assets
to, between or among
any one or more of
the Series in such
manner and on such
basis as the Board of
Trustees, in its sole
discretion, deems fair
and equitable, and any
General Asset so
allocated to a
particular Series shall
be held with respect
to that Series.  Each
such allocation by the
Board of Trustees
shall be conclusive
and binding upon the
Shareholders of all
Series for all
purposes.

	(b)
	Liabilities
Held with Respect to
a Particular Series.
The assets of the
Trust held with
respect to each
particular Series shall
be charged against the
liabilities of the Trust
held with respect to
that Series and all
expenses, costs,
charges and reserves
attributable to that
Series, and any
liabilities, expenses,
costs, charges and
reserves of the Trust
which are not readily
identifiable as being
held with respect to
any particular Series
(collectively "General
Liabilities") shall be
allocated and charged
by the Board of
Trustees to and
among any one or
more of the Series in
such manner and on
such basis as the
Board of Trustees in
its sole discretion
deems fair and
equitable.  The
liabilities, expenses,
costs, charges, and
reserves so charged to
a Series are herein
referred to as
"liabilities held with
respect to" that Series.
Each allocation of
liabilities, expenses,
costs, charges and
reserves by the Board
of Trustees shall be
conclusive and
binding upon the
Shareholders of all
Series for all
purposes.  All Persons
who have extended
credit which has been
allocated to a
particular Series, or
who have a claim or
contract that has been
allocated to any
particular Series, shall
look, and shall be
required by contract
to look exclusively, to
the assets of that
particular Series for
payment of such
credit, claim, or
contract.  In the
absence of an express
contractual agreement
so limiting the claims
of such creditors,
claimants and contract
providers, each
creditor, claimant and
contract provider will
be deemed
nevertheless to have
impliedly agreed to
such limitation unless
an express provision
to the contrary has
been incorporated in
the written contract or
other document
establishing the
claimant relationship.

	Subject to the
right of the Board of
Trustees in its
discretion to allocate
General Liabilities as
provided herein, the
debts, liabilities,
obligations and
expenses incurred,
contracted for or
otherwise existing
with respect to a
particular Series,
whether such Series is
now authorized and
existing pursuant to
this Declaration of
Trust or is hereafter
authorized and
existing pursuant to
this Declaration of
Trust, shall be
enforceable against the
assets held with
respect to that Series
only, and not against
the assets of any other
Series or the Trust
generally and none of
the debts, liabilities,
obligations and
expenses incurred,
contracted for or
otherwise existing
with respect to the
Trust generally or any
other Series thereof
shall be enforceable
against the assets held
with respect to such
Series.  Notice of this
limitation on liabilities
between and among
Series shall be set
forth in the Certificate
of Trust of the Trust
(whether originally or
by amendment) as
filed or to be filed in
the Office of the
Secretary of State of
the State of Delaware
pursuant to the DSTA,
and upon the giving of
such notice in the
Certificate of Trust,
the statutory
provisions of Section
3804 of the DSTA
relating to limitations
on liabilities between
and among Series (and
the statutory effect
under Section 3804 of
setting forth such
notice in the
Certificate of Trust)
shall become
applicable to the Trust
and each Series.

	(c)
	Dividends,
Distributions,
Redemptions and
Repurchases.
Notwithstanding any
other provisions of
this Declaration of
Trust, including,
without limitation,
Article VI, no
dividend or
distribution including,
without limitation,
any distribution paid
upon dissolution of
the Trust or of any
Series with respect to,
nor any redemption or
repurchase of, the
Shares of any Series
or class shall be
effected by the Trust
other than from the
assets held with
respect to such Series,
nor, except as
specifically provided
in Section 7 of this
Article III, shall any
Shareholder of any
particular Series
otherwise have any
right or claim against
the assets held with
respect to any other
Series or the Trust
generally except to
the extent that such
Shareholder has such
a right or claim
hereunder as a
Shareholder of such
other Series.  The
Board of Trustees
shall have full
discretion, to the
extent not inconsistent
with the 1940 Act, to
determine which
items shall be treated
as income and which
items as capital; and
each such
determination and
allocation shall be
conclusive and
binding upon the
Shareholders.

	(d)
	Voting.  All
Shares of the Trust
entitled to vote on a
matter shall vote on
the matter, separately
by Series and, if
applicable, by class,
subject to: (1) where
the 1940 Act requires
all Shares of the Trust
to be voted in the
aggregate without
differentiation
between the separate
Series or classes, then
all of the Trust's
Shares shall vote in
the aggregate; and (2)
if any matter affects
only the interests of
some but not all
Series or classes, then
only the Shareholders
of such affected
Series or classes shall
be entitled to vote on
the matter.  The
Shareholder of record
(as of the record date
established pursuant
to Section 5 of this
Article V) of each
Share shall be entitled
to one vote for each
full Share, and a
fractional vote for
each fractional Share.

	(e)
	Equality.  All
Shares of each
particular Series shall
represent an equal
proportionate
undivided beneficial
interest in the assets
held with respect to
that Series (subject to
the liabilities held
with respect to that
Series and such rights
and preferences as
may have been
established and
designated with
respect to classes of
Shares within such
Series), and each
Share of any
particular Series shall
be equal to each other
Share of that Series
(subject to the rights
and preferences with
respect to separate
classes of such
Series).

	(f)
	Fractions.
Any fractional Share
of a Series shall carry
proportionately all the
rights and obligations
of a whole Share of
that Series, including
rights with respect to
voting, receipt of
dividends and
distributions,
redemption of Shares
and dissolution of the
Trust or that Series.

	(g)
	Exchange
Privilege.  The Board
of Trustees shall have
the authority to
provide that the
holders of Shares of
any Series shall have
the right to exchange
said Shares for Shares
of one or more other
Series in accordance
with such
requirements and
procedures as may be
established by the
Board of Trustees,
and in accordance
with the 1940 Act and
the rules and
regulations
thereunder.

	(h)
	Combination
of Series.  The Board
of Trustees shall have
the authority, without
the approval of the
Shareholders of any
Series unless
otherwise required by
applicable law, to
combine the assets
and liabilities held
with respect to any
two or more Series
into assets and
liabilities held with
respect to a single
Series.

	(i)
	Elimination of
Series.  At any time
that there are no
Shares outstanding of
any particular Series
or class previously
established and
designated, the Board
of Trustees may by
resolution of a
majority of the then
Board of Trustees
abolish that Series or
class and rescind the
establishment and
designation thereof.

	Section 7.
Indemnification of
Shareholders.   If any
Shareholder or former
Shareholder shall be
exposed to liability by
reason of a claim or
demand relating
solely to his or her
being or having been
a Shareholder of the
Trust (or by having
been a Shareholder of
a particular Series),
and not because of
such Person's acts or
omissions, the
Shareholder or former
Shareholder (or, in the
case of a natural
person, his or her
heirs, executors,
administrators, or
other legal
representatives or, in
the case of a
corporation or other
entity, its corporate or
other general
successor) shall be
entitled to be held
harmless from and
indemnified out of the
assets of the Trust or
out of the assets of the
applicable Series (as
the case may be)
against all loss and
expense arising from
such claim or
demand; provided,
however, there shall
be no liability or
obligation of the Trust
(or any particular
Series) arising
hereunder to
reimburse any
Shareholder for taxes
paid by reason of such
Shareholder's
ownership of any
Shares.

ARTICLE IV

The Board of
Trustees.
	Section 1.
Number, Election and
Tenure.  The number
of Trustees
constituting the Board
of Trustees may be
fixed from time to
time by a written
instrument signed, or
by resolution
approved at a duly
constituted meeting,
by a majority of the
Board of Trustees,
provided, however,
that the number of
Trustees shall in no
event be less than one
(1) nor more than
fifteen (15).  The
initial Trustee shall be
the person named
herein.  The Board of
Trustees, by action of
a majority of the then
Trustees at a duly
constituted meeting,
may fill vacancies in
the Board of Trustees
or remove any
Trustee with or
without cause.  The
Shareholders may
elect Trustees,
including filling any
vacancies in the
Board of Trustees, at
any meeting of
Shareholders called
by the Board of
Trustees for that
purpose.  A meeting
of Shareholders for
the purpose of
electing one or more
Trustees may be
called by the Board of
Trustees or, to the
extent provided by the
1940 Act and the
rules and regulations
thereunder, by the
Shareholders.
Shareholders shall
have the power to
remove a Trustee only
to the extent provided
by the 1940 Act and
the rules and
regulations
thereunder.

	Each Trustee
shall serve during the
continued lifetime of
the Trust until he or
she dies, resigns, is
declared bankrupt or
incompetent by a court
of appropriate
jurisdiction, or is
removed, or, if sooner
than any of such
events, until the next
meeting of
Shareholders called for
the purpose of electing
Trustees and until the
election and
qualification of his or
her successor.  Any
Trustee may resign at
any time by written
instrument signed by
him or her and
delivered to any
officer of the Trust or
to a meeting of the
Board of Trustees.
Such resignation shall
be effective upon
receipt unless
specified to be
effective at some later
time.  Except to the
extent expressly
provided in a written
agreement with the
Trust, no Trustee
resigning and no
Trustee removed shall
have any right to any
compensation for any
period following any
such event or any right
to damages on account
of such events or any
actions taken in
connection therewith
following his or her
resignation or
removal.

	Section 2.
Effect of Death,
Resignation,
Removal, etc.  of a
Trustee.  The death,
declination,
resignation,
retirement, removal,
declaration as
bankrupt or incapacity
of one or more
Trustees, or of all of
them, shall not
operate to dissolve the
Trust or any Series or
to revoke any existing
agency created
pursuant to the terms
of this Declaration of
Trust.  Whenever a
vacancy in the Board
of Trustees shall
occur, until such
vacancy is filled as
provided in this
Article IV, Section 1,
the Trustee(s) in
office, regardless of
the number, shall
have all the powers
granted to the Board
of Trustees and shall
discharge all the
duties imposed upon
the Board of Trustees
by this Declaration of
Trust.  In the event of
the death, declination,
resignation,
retirement, removal,
declaration as
bankrupt or incapacity
of all of the then
Trustees, the Trust's
Investment Adviser(s)
is (are) empowered to
appoint new Trustees
subject to the
provisions of Section
16(a) of the 1940 Act.

	Section 3.
Powers.  Subject to
the provisions of this
Declaration of Trust,
the Board of Trustees
shall manage the
business of the Trust,
and such Board of
Trustees shall have all
powers necessary or
convenient to carry
out that responsibility,
including, without
limitation, the power
to engage in securities
or other transactions
of all kinds on behalf
of the Trust.  The
Board of Trustees
shall have full power
and authority to do
any and all acts and to
make and execute any
and all contracts and
instruments that it
may consider
necessary or
appropriate in
connection with the
administration of the
Trust.  The Trustees
shall not be bound or
limited by present or
future laws or
customs with regard
to investment by
trustees or fiduciaries,
but shall have full
authority and absolute
power and control
over the assets of the
Trust and the business
of the Trust to the
same extent as if the
Trustees were the sole
owners of the assets
of the Trust and the
business in their own
right, including such
authority, power and
control to do all acts
and things as they, in
their sole discretion,
shall deem proper to
accomplish the
purposes of this Trust.
Without limiting the
foregoing, the
Trustees may: (1)
adopt, amend and
repeal By-Laws not
inconsistent with this
Declaration of Trust
providing for the
regulation and
management of the
affairs of the Trust;
(2) fill vacancies in or
remove from their
number in accordance
with this Declaration
of Trust or the By-
Laws, and may elect
and remove such
officers and appoint
and terminate such
agents as they
consider appropriate;
(3) appoint from their
own number and
establish and
terminate one or more
committees consisting
of two or more
Trustees which may
exercise the powers
and authority of the
Board of Trustees to
the extent that the
Board of Trustees
determine; (4) employ
one or more
custodians of the
Trust Property and
may authorize such
custodians to employ
subcustodians and to
deposit all or any part
of such Trust Property
in a system or systems
for the central
handling of securities
or with a Federal
Reserve Bank; (5)
retain a transfer agent,
dividend disbursing
agent, a shareholder
servicing agent or
administrative
services agent, or all
of them; (6) provide
for the issuance and
distribution of Shares
by the Trust directly
or through one or
more Principal
Underwriters or
otherwise; (7) retain
one or more
Investment
Adviser(s); (8)
redeem, repurchase
and transfer Shares
pursuant to applicable
law; (9) set record
dates for the
determination of
Shareholders with
respect to various
matters, in the manner
provided in Article V,
Section 5 of this
Declaration of Trust;
(10) declare and pay
dividends and
distributions to
Shareholders from the
Trust Property; (11)
establish from time to
time, in accordance
with the provisions of
Article III, Section 6
hereof, any Series or
class of Shares, each
such Series to operate
as a separate and
distinct investment
medium and with
separately defined
investment objectives
and policies and
distinct investment
purposes; and (12) in
general delegate such
authority as they
consider desirable to
any officer of the
Trust, to any
committee of the
Board of Trustees and
to any agent or
employee of the Trust
or to any such
custodian, transfer,
dividend disbursing or
shareholder servicing
agent, Principal
Underwriter or
Investment Adviser.
Any determination as
to what is in the best
interests of the Trust
made by the Board of
Trustees in good faith
shall be conclusive.

	In construing
the provisions of this
Declaration of Trust,
the presumption shall
be in favor of a grant
of power to the
Trustees.  Unless
otherwise specified
herein or required by
law, any action by the
Board of Trustees
shall be deemed
effective if approved
or taken by a majority
of the Trustees then in
office.

	Any action
required or permitted
to be taken by the
Board of Trustees, or a
committee thereof,
may be taken without
a meeting if a majority
of the members of the
Board of Trustees, or
committee thereof, as
the case may be, shall
individually or
collectively consent in
writing to that action.
Such action by written
consent shall have the
same force and effect
as a majority vote of
the Board of Trustees,
or committee thereof,
as the case may be.
Such written consent
or consents shall be
filed with the minutes
of the proceedings of
the Board of Trustees,
or committee thereof,
as the case may be.

	The Trustees
shall devote to the
affairs of the Trust
such time as may be
necessary for the
proper performance of
their duties hereunder,
but neither the
Trustees nor the
officers, directors,
shareholders or
partners of the
Trustees, shall be
expected to devote
their full time to the
performance of such
duties.  The Trustees,
or any Affiliate
shareholder, officer,
director, partner or
employee thereof, or
any Person owning a
legal or beneficial
interest therein, may
engage in or possess
an interest in any other
business or venture of
any nature and
description,
independently or with
or for the account of
others.

	Section 4.
Chairman of the
Trustees.  The
Trustees shall appoint
one of their number to
be Chairman of the
Board of Trustees.
The Chairman shall
preside at all meetings
of the Trustees, shall
be responsible for the
execution of policies
established by the
Trustees and the
administration of the
Trust, and may be
(but is not required to
be) the chief
executive, financial
and/or accounting
officer of the Trust.

      Section 5.
Payment of Expenses
by the Trust.  The
Board of Trustees is
authorized to pay or
cause to be paid out
of the principal or
income of the Trust or
any particular Series
or class, or partly out
of the principal and
partly out of the
income of the Trust or
any particular Series
or class, and to charge
or allocate the same
to, between or among
such one or more of
the Series or classes
that may be
established or
designated pursuant to
Article III, Section 6,
as it deems fair, all
expenses, fees,
charges, taxes and
liabilities incurred by
or arising in
connection with the
maintenance or
operation of the Trust
or a particular Series
or class, or in
connection with the
management thereof,
including, but not
limited to, the
Trustees'
compensation and
such expenses, fees,
charges, taxes and
liabilities for the
services of the Trust's
officers, employees,
Investment Adviser,
Principal Underwriter,
auditors, counsel,
custodian, sub-
custodian (if any),
transfer agent,
dividend disbursing
agent, shareholder
servicing agent, and
such other agents or
independent
contractors and such
other expenses, fees,
charges, taxes and
liabilities as the Board
of Trustees may deem
necessary or proper to
incur.

	Section 6.
Payment of Expenses
by Shareholders.  The
Trust's custodian,
transfer, dividend
disbursing,
shareholder servicing
or similar agent
impose fees directly
on individual
shareholders for
certain services
requested by the
shareholder ("Service
Charges"). The Board
of Trustees shall have
the power to assist the
Trust's custodian,
transfer, dividend
disbursing,
shareholder servicing
or similar agent in the
collection of Service
Fees by setting off
such Service Charges
due from a
Shareholder from
declared but unpaid
dividends or
distributions owed
such Shareholder
and/or by reducing
the number of Shares
in the account of such
Shareholder by that
number of full and/or
fractional Shares
which represents the
outstanding amount of
such Service Charges
due from such
Shareholder.

	Section 7.
Ownership of Trust
Property.  Legal title
to all of the Trust
Property shall at all
times be considered to
be vested in the Trust,
except that the Board
of Trustees shall have
the power to cause
legal title to any Trust
Property to be held by
or in the name of any
Person as nominee, on
such terms as the
Board of Trustees
may determine, in
accordance with
applicable law.

	Section 8.
Service Contracts.

	(a)	Subject
to such requirements
and restrictions as may
be set forth in the
By-Laws and/or the
1940 Act, the Board of
Trustees may, at any
time and from time to
time, contract for
exclusive or
nonexclusive advisory,
management and/or
administrative services
for the Trust or for any
Series with any
corporation, trust,
association or other
organization, including
any Affiliate; and any
such contract may
contain such other
terms as the Board of
Trustees may
determine, including
without limitation,
authority for the
Investment Adviser or
administrator to
determine from time to
time without prior
consultation with the
Board of Trustees
what securities and
other instruments or
property shall be
purchased or otherwise
acquired, owned, held,
invested or reinvested
in, sold, exchanged,
transferred,
mortgaged, pledged,
assigned, negotiated,
or otherwise dealt with
or disposed of, and
what portion, if any, of
the Trust Property
shall be held
uninvested and to
make changes in the
Trust's or a particular
Series' investments, or
such other activities as
may specifically be
delegated to such
party.

	(b)	The
Board of Trustees may
also, at any time and
from time to time,
contract with any
corporation, trust,
association or other
organization, including
any Affiliate,
appointing it or them
as the exclusive or
nonexclusive
distributor or Principal
Underwriter for the
Shares of the Trust or
one or more of the
Series or classes
thereof or for other
securities to be issued
by the Trust, or
appointing it or them
to act as the custodian,
transfer agent,
dividend disbursing
agent and/or -
shareholder servicing
agent for the Trust or
one or more of the
Series or classes
thereof.


	(c)	The
Board of Trustees is
further empowered, at
any time and from
time to time, to
contract with any
Persons to provide
such other services to
the Trust or one or
more of its Series, as
the Board of Trustees
determines to be in the
best interests of the
Trust or one or more
of its Series.

	(d)	The
fact that:

      (i) any of the
Shareholders,
Trustees, employees or
officers of the Trust is
a shareholder, director,
officer, partner,
trustee, employee,
manager, Adviser,
Principal Underwriter,
distributor, or Affiliate
or agent of or for any
corporation, trust,
association, or other
organization, or for
any parent or Affiliate
of any organization
with which an
Adviser's,
management or
administration
contract, or Principal
Underwriter's or
distributor's contract,
or custodian, transfer,
dividend disbursing,
shareholder servicing
or other type of service
contract may have
been or may hereafter
be made, or that any
such organization, or
any parent or Affiliate
thereof, is a
Shareholder or has an
interest in the Trust, or
that

      (ii) any
corporation, trust,
association or other
organization with
which an Adviser's,
management or
administration contract
or Principal
Underwriter's or
distributor's contract,
or custodian, transfer,
dividend disbursing,
shareholder servicing
or other type of service
contract may have
been or may hereafter
be made also has an
Adviser's,
management or
administration
contract, or Principal
Underwriter's or
distributor's contract,
or custodian, transfer,
dividend disbursing,
shareholder servicing
or other service
contract with one or
more other
corporations, trusts,
associations, or other
organizations, or has
other business or
interests, shall not
affect the validity of
any such contract or
disqualify any
Shareholder, Trustee,
employee or officer of
the Trust from voting
upon or executing the
same, or create any
liability or
accountability to the
Trust or its
Shareholders,
provided that the
establishment of and
performance under
each such contract is
permissible under the
provisions of the 1940
Act.

	(e)	Every
contract referred to in
this Section 8 shall
comply with such
requirements and
restrictions as may be
set forth in the
By-Laws, the 1940
Act or stipulated by
resolution of the
Board of Trustees;
and any such contract
may contain such
other terms as the
Board of Trustees
may determine.

ARTICLE V

Shareholders' Voting
Powers and Meetings.

	Section 1.
Voting Powers.
Subject to the
provisions of Article
III, Section 6(d), the
Shareholders shall
have power to vote
only (i) for the
election of Trustees,
including the filling
of any vacancies in
the Board of Trustees,
as provided in Article
IV, Section 1; (ii)
with respect to such
additional matters
relating to the Trust as
may be required by
this Declaration of
Trust, the By-Laws,
the 1940 Act or any
registration statement
of the Trust filed with
the Commission; and
(iii) on such other
matters as the Board
of Trustees may
consider necessary or
desirable.  The
Shareholder of record
(as of the record date
established pursuant
to Section 5 of this
Article V) of each
Share shall be entitled
to one vote for each
full Share, and a
fractional vote for
each fractional Share.
Shareholders shall not
be entitled to
cumulative voting in
the election of
Trustees or on any
other matter.
Shareholders may
vote Shares in person
or by proxy.

	Section 2.
Meetings.  Meetings
of the Shareholders
may be held within or
outside the State of
Delaware.  Meetings
of the Shareholders of
the Trust or a Series
may be called by the
Board of Trustees,
Chairman of the
Board or the President
of the Trust for any
lawful purpose,
including the purpose
of electing Trustees as
provided in Article
IV, Section 1.  Special
meetings of the
Shareholders of the
Trust or any Series
shall be called by the
Board of Trustees,
Chairman or President
upon the written
request of
Shareholders owning
the requisite
percentage amount of
the outstanding
Shares entitled to vote
specified in the By-
Laws.  Whenever ten
or more Shareholders
meeting the
qualifications set forth
in Section 16(c) of the
1940 Act, as the same
may be amended from
time to time, seek the
opportunity of
furnishing materials
to the other
Shareholders with a
view to obtaining
signatures on such a
request for a meeting,
the Trustees shall
comply with the
provisions of said
Section 16(c) with
respect to providing
such Shareholders
access to the list of
the Shareholders of
record of the Trust or
the mailing of such
materials to such
Shareholders of
record, subject to any
rights provided to the
Trust or any Trustees
provided by said
Section 16(c).
Shareholders shall be
entitled to at least
fifteen (15) days'
notice of any meeting.

	Section 3.
Quorum and Required
Vote.  Except when a
larger quorum is
required by applicable
law, by the By-Laws
or by this Declaration
of Trust, thirty-three
and one-third percent
(33-1/3%) of the
Shares present in
person or represented
by proxy and entitled
to vote at a
Shareholders'
meeting shall
constitute a quorum at
such meeting.  When
a separate vote by one
or more Series or
classes is required,
thirty-three and
one-third percent (33-
1/3%) of the Shares of
each such Series or
class present in
person or represented
by proxy and entitled
to vote shall
constitute a quorum at
a Shareholders'
meeting of such
Series or class.
Subject to the
provisions of Article
III, Section 6(d),
Article VIII, Section 4
and any other
provision of this
Declaration of Trust,
the By-Laws or
applicable law which
requires a different
vote: (1) in all matters
other than the election
of Trustees, the
affirmative vote of the
majority of votes cast
at a Shareholders'
meeting at which a
quorum is present
shall be the act of the
Shareholders; (2)
Trustees shall be
elected by a plurality
of the votes cast at a
Shareholders'
meeting at which a
quorum is present.

	Section 4.
Shareholder Action
by Written Consent
without a Meeting.
Any action which
may be taken at any
meeting of
Shareholders may be
taken without a
meeting and without
prior notice if a
consent in writing
setting forth the
action so taken is
signed by the holders
of Shares having not
less than the
minimum number of
votes that would be
necessary to authorize
or take that action at a
meeting at which all
Shares entitled to vote
on that action were
present and voted. All
such consents shall be
filed with the
secretary of the Trust
and shall be
maintained in the
Trust's records. Any
Shareholder giving a
written consent or the
Shareholder's proxy
holders or a transferee
of the Shares or a
personal
representative of the
Shareholder or its
respective
proxy-holder may
revoke the consent by
a writing received by
the secretary of the
Trust before written
consents of the
number of Shares
required to authorize
the proposed action
have been filed with
the secretary.
	If the consents
of all Shareholders
entitled to vote have
not been solicited in
writing and if the
unanimous written
consent of all such
Shareholders shall not
have been received,
the secretary shall give
prompt notice of the
action taken without a
meeting to such
Shareholders. This
notice shall be given in
the manner specified
in the By-Laws.

	Section 5.
Record Dates. For
purposes of
determining the
Shareholders entitled
to notice of any
meeting or to vote or
entitled to give
consent to action
without a meeting, the
Board of Trustees
may fix in advance a
record date which
shall not be more than
one hundred eighty
(180) days nor less
than seven (7) days
before the date of any
such meeting.

	If the Board of
Trustees does not so
fix a record date:

	(a)	The
record date for
determining
Shareholders entitled
to notice of or to vote
at a meeting of
Shareholders shall be
at the close of business
on the business day
next preceding the day
on which notice is
given or, if notice is
waived, at the close of
business on the
business day which is
five (5) business days
next preceding to the
day on which the
meeting is held.

	(b)	The
record date for
determining
Shareholders entitled
to give consent to
action in writing
without a meeting, (i)
when no prior action
by the Board of
Trustees has been
taken, shall be the day
on which the first
written consent is
given, or (ii) when
prior action of the
Board of Trustees has
been taken, shall be at
the close of business
on the day on which
the Board of Trustees
adopts the resolution
taking such prior
action or the
seventy-fifth (75th)
day before the date of
such other action,
whichever is later.

	For the
purpose of
determining the
Shareholders of any
Series or class who are
entitled to receive
payment of any
dividend or of any
other distribution, the
Board of Trustees may
from time to time fix a
date, which shall be
before the date for the
payment of such
dividend or such other
distribution, as the
record date for
determining the
Shareholders of such
Series or class having
the right to receive
such dividend or
distribution.  Nothing
in this Section shall be
construed as
precluding the Board
of Trustees from
setting different record
dates for different
Series or classes.

	Section 6.
Derivative Actions.
In addition to the
requirements set forth
in Section 3816 of the
Delaware Act, a
Shareholder may
bring derivative
action on behalf of the
Trust only if the
Shareholder or
Shareholders first
make a pre-suit
demand upon the
Trustees to bring the
subject action unless
an effort to cause the
Trustees to bring such
action is excused. A
demand on the
Trustees shall only be
excused if a majority
of the Board of
Trustees, or a
majority of any
committee established
to consider the merits
of such action, has a
personal financial
interest in the action
at issue. A Trustee
shall not be deemed to
have a personal
financial interest in an
action or otherwise be
disqualified from
ruling on a
Shareholder demand
by virtue of the fact
that such Trustee
receives remuneration
from his service on
the Board of Trustees
of the Trust or on the
boards of one or more
investment companies
with the same or an
affiliated investment
advisor or
underwriter.

	Section 7.
Additional
Provisions.  The
By-Laws may include
further provisions for
Shareholders' votes,
meetings and related
matters.

ARTICLE VI

Custodian.

	Section 1.
Appointment and
Duties.  The Trustees
shall at all times
employ a bank, a
company that is a
member of a national
securities exchange,
or a trust company,
each having capital,
surplus and undivided
profits of at least two
million dollars
($2,000,000) as
custodian with
authority as its agent,
but subject to such
restrictions,
limitations and other
requirements, if any,
as may be contained
in the Bylaws of the
Trust:

      (a) 	To
hold the securities
owned by the Trust
and deliver the same
upon written order or
oral order confirmed
in writing, or by such
electro-mechanical or
electronic devices as
are agreed to by the
Trust and the
custodian, if such
procedures have been
authorized in writing
by the Trust;

      (b) 	To
receive and receipt for
any moneys due to the
Trust and deposit the
same in its own
banking department
or else where as the
Trustees may direct;

      (c) 	To
disburse such funds
upon orders or
vouchers;

and the Trust may
also employ such
custodian as its agent:

      (d) 	To
keep the books and
accounts of the Trust
or of any Series or
class and furnish
clerical and
accounting services;
and

      (e) 	To
compute, if
authorized to do so by
the Trustees, the Net
Asset Value of any
Series, or class
thereof, in accordance
with the provisions
hereof; all upon such
basis of compensation
as may be agreed
upon between the
Trustees and the
custodian.

      The Trustees
may also authorize
the custodian to
employ one or more
sub-custodians from
time to time to
perform such of the
acts and services of
the custodian, and
upon such terms and
conditions, as may be
agreed upon between
the custodian and
such sub-custodian
and approved by the
Trustees, provided
that in every case
such sub-custodian
shall be a bank, a
company that is a
member of a national
securities exchange,
or a trust company
organized under the
laws of the United
States or one of the
states thereof and
having capital,
surplus and undivided
profits of at least two
million dollars
($2,000,000) or such
other person as may
be permitted by the
Commission, or
otherwise in
accordance with the
1940 Act.

	Section 2.
Central Certificate
System.  Subject to
such rules, regulations
and orders as the
Commission may
adopt, the Trustees
may direct the
custodian to deposit
all or any part of the
securities owned by
the Trust in a system
for the central
handling of securities
established by a
national securities
exchange or a
national securities
association registered
with the Commission
under the Securities
Exchange Act of
1934, as amended, or
such other person as
may be permitted by
the Commission, or
otherwise in
accordance with the
1940 Act, pursuant to
which system all
securities of any
particular class or
series of any issuer
deposited within the
system are treated as
fungible and may be
transferred or pledged
by bookkeeping entry
without physical
delivery of such
securities, provided
that all such deposits
shall be subject to
withdrawal only upon
the order of the Trust
or its custodians,
subcustodians or other
agents.

ARTICLE VII

Net Asset Value,
Distributions and
Redemptions.
	Section 1.
Determination of Net
Asset Value, Net
Income and
Distributions.  Subject
to Article III, Section
6 hereof, the Board of
Trustees shall have
the power to fix an
initial offering price
for the Shares of any
Series or class thereof
which shall yield to
such Series or class
not less than the net
asset value thereof, at
which price the
Shares of such Series
or class shall be
offered initially for
sale, and to determine
from time to time
thereafter the offering
price which shall
yield to such Series or
class not less than the
net asset value thereof
from sales of the
Shares of such Series
or class; provided,
however, that no
Shares of a Series or
class thereof shall be
issued or sold for
consideration which
shall yield to such
Series or class less
than the net asset
value of the Shares of
such Series or class
next determined after
the receipt of the
order (or at such other
times set by the Board
of Trustees), except in
the case of Shares of
such Series or class
issued in payment of a
dividend properly
declared and payable.

	Subject to
Article III, Section 6
hereof, the Board of
Trustees, in their
absolute discretion,
may prescribe and
shall set forth in the
By-Laws or in a duly
adopted vote of the
Board of Trustees such
bases and time for
determining the per
Share or net asset
value of the Shares of
any Series or net
income attributable to
the Shares of any
Series, or the
declaration and
payment of dividends
and distributions on
the Shares of any
Series, as they may
deem necessary or
desirable.

	Section 2.
Redemptions at the
Option of a
Shareholder.  Unless
otherwise provided in
the prospectus of the
Trust relating to the
Shares, as such
prospectus may be
amended from time to
time ("Prospectus"):

	(a)	The
Trust shall purchase
such Shares as are
offered by any
Shareholder for
redemption upon the
presentation of a
proper instrument of
transfer, together with
a request directed to
the Trust or a Person
designated by the
Trust, that the Trust
purchase such Shares
in accordance with the
fundamental policies
of the Series issuing
the Shares and such
other procedures for
redemption as the
Board of Trustees may
from time to time
authorize; and the
Trust will pay therefor
the net asset value
thereof, in accordance
with the By-Laws and
applicable law.
Payment for said
Shares shall be made
by the Trust to the
Shareholder within
seven days after the
date on which the
request is received in
proper form.  The
obligation set forth in
this Section 2 is
subject to the
provision that in the
event that any time the
New York Stock
Exchange (the
"Exchange") is closed
for other than
weekends or holidays,
or if permitted by the
Rules of the
Commission during
periods when trading
on the Exchange is
restricted or during
any National Financial
Emergency which
makes it impracticable
for the Trust to dispose
of the investments of
the applicable Series
or to determine fairly
the value of the net
assets held with
respect to such Series
or during any other
period permitted by
order of the
Commission for the
protection of investors,
such obligations may
be suspended or
postponed by the
Board of Trustees.  If
certificates have been
issued to a
Shareholder, any such
request by such
Shareholder must be
accompanied by
surrender of any
outstanding certificate
or certificates for such
Shares in form for
transfer, together with
such proof of the
authenticity of
signatures as may
reasonably be required
on such Shares and
accompanied by
proper stock transfer
stamps, if applicable.

	(b)
	Payments for
Shares so redeemed by
the Trust shall be
made in cash, except
payment for such
Shares may, at the
option of the Board of
Trustees, or such
officer or officers as it
may duly authorize in
its complete
discretion, be made in
kind or partially in
cash and partially in
kind.  In case of any
payment in kind, the
Board of Trustees, or
its delegate, shall have
absolute discretion as
to what security or
securities of the Trust
shall be distributed in
kind and the amount
of the same; and the
securities shall be
valued for purposes of
distribution at the
value at which they
were appraised in
computing the then
current net asset value
of the Shares, provided
that any Shareholder
who cannot legally
acquire securities so
distributed in kind by
reason of the
prohibitions of the
1940 Act or the
provisions of the
Employee Retirement
Income Security Act
("ERISA") shall
receive cash.
Shareholders shall
bear the expenses of
in-kind transactions,
including, but not
limited to, transfer
agency fees, custodian
fees and costs of
disposition of such
securities.

	(c)
	Payment for
Shares so redeemed by
the Trust shall be
made by the Trust as
provided above within
seven days after the
date on which the
redemption request is
received in good
order; provided,
however, that if
payment shall be made
other than exclusively
in cash, any securities
to be delivered as part
of such payment shall
be delivered as
promptly as any
necessary transfers of
such securities on the
books of the several
corporations whose
securities are to be
delivered practicably
can be made, which
may not necessarily
occur within such
seven day period.
Moreover,
redemptions may be
suspended in the event
of a National Financial
Emergency.  In no
case shall the Trust be
liable for any delay of
any corporation or
other Person in
transferring securities
selected for delivery as
all or part of any
payment in kind.

	(d)	The
right of Shareholders
to receive dividends or
other distributions on
Shares shall be
determined by the
Board of Trustees as
provided in Section 3
of Article IV.  The
right of any
Shareholder of the
Trust to receive
dividends or other
distributions on Shares
redeemed and all other
rights of such
Shareholder with
respect to the Shares
so redeemed by the
Trust, except the right
of such Shareholder to
receive payment for
such Shares, shall
cease at the time as of
which the purchase
price of such Shares
shall have been fixed,
as provided above.

	Section 3.
Redemptions at the
Option of the Trust.
The Board of Trustees
may, from time to
time, without the vote
or consent of the
Shareholders, and
subject to the 1940
Act, redeem Shares or
authorize the closing
of any Shareholder
account, subject to
such conditions as
may be established by
the Board of Trustees.

ARTICLE VIII

Compensation and
Limitation of Liability
of
Officers and Trustees.

	Section 1.
Compensation.
Except as set forth in
the last sentence of
this Section 1, the
Board of Trustees
may, from time to
time, fix a reasonable
amount of
compensation to be
paid by the Trust to
the Trustees and
officers of the Trust.
Nothing herein shall
in any way prevent
the employment of
any Trustee for
advisory,
management, legal,
accounting,
investment banking or
other services and
payment for the same
by the Trust.

	Section 2.
Indemnification and
Limitation of
Liability.

	(a)	To the
fullest extent that
limitations on the
liability of Trustees
and officers are
permitted by the
DSTA, the officers
and Trustees shall not
be responsible or
liable in any event for
any act or omission of:
any agent or employee
of the Trust; any
Investment Adviser or
Principal Underwriter
of the Trust; or with
respect to each Trustee
and officer, the act or
omission of any other
Trustee or officer,
respectively.  The
Trust, out of the Trust
Property, shall
indemnify and hold
harmless each and
every officer and
Trustee from and
against any and all
claims and demands
whatsoever arising out
of or related to such
officer's or Trustee's
performance of his or
her duties as an officer
or Trustee of the Trust.
This limitation on
liability applies to
events occurring at the
time a Person serves as
a Trustee or officer of
the Trust whether or
not such Person is a
Trustee or officer at
the time of any
proceeding in which
liability is asserted.
Nothing herein
contained shall
indemnify, hold
harmless or protect
any officer or Trustee
from or against any
liability to the Trust or
any Shareholder to
which such Person
would otherwise be
subject by reason of
willful misfeasance,
bad faith, gross
negligence or reckless
disregard of the duties
involved in the
conduct of such
Person's office.

	(b)	Every
note, bond, contract,
instrument, certificate
or undertaking and
every other act or
document whatsoever
issued, executed or
done by or on behalf
of the Trust, the
officers or the Trustees
or any of them in
connection with the
Trust shall be
conclusively deemed
to have been issued,
executed or done only
in such Person's
capacity as Trustee
and/or as officer, and
such Trustee or
officer, as applicable,
shall not be personally
liable therefor, except
as described in the last
sentence of the first
paragraph of this
Section 2 of this
Article VIII.

	Section 3.
Officers and Trustees'
Good Faith Action,
Expert Advice, No
Bond or Surety.  The
exercise by the
Trustees of their
powers and
discretions hereunder
shall be binding upon
everyone interested.
An officer or Trustee
shall be liable to the
Trust and to any
Shareholder solely for
such officer's or
Trustee's own willful
misfeasance, bad
faith, gross
negligence or reckless
disregard of the duties
involved in the
conduct of the office
of such officer or
Trustee, and for
nothing else, and shall
not be liable for errors
of judgment or
mistakes of fact or
law.  The officers and
Trustees may obtain
the advice of counsel
or other experts with
respect to the
meaning and
operation of this
Declaration of Trust
and their duties as
officers or Trustees.
No such officer or
Trustee shall be liable
for any act or
omission in
accordance with such
advice and no
inference concerning
liability shall arise
from a failure to
follow such advice.
The officers and
Trustees shall not be
required to give any
bond as such, nor any
surety if a bond is
required.

	Section 4.
Insurance.  To the
fullest extent
permitted by
applicable law, the
officers and Trustees
shall be entitled and
have the authority to
purchase with Trust
Property, insurance
for liability and for all
expenses reasonably
incurred or paid or
expected to be paid by
a Trustee or officer in
connection with any
claim, action, suit or
proceeding in which
such Person becomes
involved by virtue of
such Person's
capacity or former
capacity with the
Trust, whether or not
the Trust would have
the power to
indemnify such
Person against such
liability under the
provisions of this
Article.

ARTICLE IX

Miscellaneous.
	Section 1.
Liability of Third
Persons Dealing with
Trustees.  No person
dealing with the
Trustees shall be
bound to make any
inquiry concerning
the validity of any
actions made or to be
made by the Trustees.

	Section 2.
Dissolution of Trust
or Series.  Unless
dissolved as provided
herein, the Trust shall
have perpetual
existence.  The Trust
may be dissolved at
any time by vote of a
majority of the Shares
of the Trust entitled to
vote or by the Board
of Trustees by written
notice to the
Shareholders.  Any
Series may be
dissolved at any time
by vote of a majority
of the Shares of that
Series or by the Board
of Trustees by written
notice to the
Shareholders of that
Series.

	Upon
dissolution of the
Trust (or a particular
Series, as the case may
be), the Trustees shall
(in accordance with Section
3808 of the DSTA)
pay or make
reasonable provision
to pay all claims and
obligations of each
Series (or the
particular Series, as
the case may be),
including all
contingent, conditional
or unmatured claims
and obligations known
to the Trust, and all
claims and obligations
which are known to
the Trust but for which
the identity of the
claimant is unknown.
If there are sufficient
assets held with
respect to each Series
of the Trust (or the
particular Series, as
the case may be), such
claims and obligations
shall be paid in full
and any such
provisions for
payment shall be made
in full.  If there are
insufficient assets held
with respect to each
Series of the Trust (or
the particular Series,
as the case may be),
such claims and
obligations shall be
paid or provided for
according to their
priority and, among
claims and obligations
of equal priority,
ratably to the extent of
assets available
therefor.  Any
remaining assets
(including without
limitation, cash,
securities or any
combination thereof)
held with respect to
each Series of the
Trust (or the particular
Series, as the case may
be) shall be distributed
to the Shareholders of
such Series, ratably
according to the
number of Shares of
such Series held by the
several Shareholders
on the record date for
such dissolution
distribution.

	Section 3.
Merger and
Consolidation;
Conversion.

	(a)	Merger
and Consolidation.
Pursuant to an
agreement of merger
or consolidation, the
Trust, or any one or
more Series, may, by
act of a majority of
the Board of Trustees,
merge or consolidate
with or into one or
more business trusts
or other business
entities formed or
organized or existing
under the laws of the
State of Delaware or
any other state or the
United States or any
foreign country or
other foreign
jurisdiction.  Any
such merger or
consolidation shall
not require the vote of
the Shareholders
affected thereby,
unless such vote is
required by the 1940
Act, or unless such
merger or
consolidation would
result in an
amendment of this
Declaration of Trust,
which would
otherwise require the
approval of such
Shareholders.  In
accordance with
Section 3815(f) of the
DSTA, an agreement
of merger or
consolidation may
affect any amendment
to this Declaration of
Trust or the By-Laws
or affect the adoption
of a new declaration
of trust or by-laws of
the Trust if the Trust
is the surviving or
resulting business
trust.  Upon
completion of the
merger or
consolidation, the
Trustees shall file a
certificate of merger
or consolidation in
accordance with
Section 3810 of the
DSTA.

	(b)
	Conversion.
A majority of the
Board of Trustees
may, without the vote
or consent of the
Shareholders, cause
(i) the Trust to
convert to a common-
law trust, a general
partnership, limited
partnership or a
limited liability
company organized,
formed or created
under the laws of the
State of Delaware as
permitted pursuant to
Section 3821 of the
DSTA; (ii) the Shares
of the Trust or any
Series to be converted
into beneficial
interests in another
business trust (or
series thereof) created
pursuant to this
Section 3 of this
Article VIII, or (iii)
the Shares to be
exchanged under or
pursuant to any state
or federal statute to
the extent permitted
by law; provided,
however, that if
required by the 1940
Act, no such statutory
conversion, Share
conversion or Share
exchange shall be
effective unless the
terms of such
transaction shall first
have been approved at
a meeting called for
that purpose by the
"vote of a majority of
the outstanding voting
securities," as such
phrase is defined in
the 1940 Act, of the
Trust or Series, as
applicable; provided,
further, that in all
respects not governed
by statute or
applicable law, the
Board of Trustees
shall have the power
to prescribe the
procedure necessary
or appropriate to
accomplish a sale of
assets, merger or
consolidation
including the power
to create one or more
separate business
trusts to which all or
any part of the assets,
liabilities, profits or
losses of the Trust
may be transferred
and to provide for the
conversion of Shares
of the Trust or any
Series into beneficial
interests in such
separate business trust
or trusts (or series
thereof).

	Section 4.
Reorganization.  A
majority of the Board
of Trustees may cause
the Trust to sell,
convey and transfer
all or substantially all
of the assets of the
Trust, or all or
substantially all of the
assets associated with
any one or more
Series, to another
trust, business trust,
partnership, limited
partnership, limited
liability company,
association or
corporation organized
under the laws of any
state, or to one or
more separate series
thereof, or to the
Trust to be held as
assets associated with
one or more other
Series of the Trust, in
exchange for cash,
shares or other
securities (including,
without limitation, in
the case of a transfer
to another Series of
the Trust, Shares of
such other Series)
with such transfer
either (a) being made
subject to, or with the
assumption by the
transferee of, the
liabilities associated
with each Series the
assets of which are so
transferred, or (b) not
being made subject to,
or not with the
assumption of, such
liabilities; provided,
however, that, if
required by the 1940
Act, no assets
associated with any
particular Series shall
be so sold, conveyed
or transferred unless
the terms of such
transaction shall first
have been approved at
a meeting called for
that purpose by the
"vote of a majority of
the outstanding voting
securities," as such
phrase is defined in
the 1940 Act, of that
Series.  Following
such sale, conveyance
and transfer, the
Board of Trustees
shall distribute such
cash, shares or other
securities (giving due
effect to the assets
and liabilities
associated with and
any other differences
among the various
Series the assets
associated with which
have so been sold,
conveyed and
transferred) ratably
among the
Shareholders of the
Series the assets
associated with which
have been so sold,
conveyed and
transferred (giving
due effect to the
differences among the
various classes within
each such Series); and
if all of the assets of
the Trust have been so
sold, conveyed and
transferred, the Trust
shall be dissolved.


	Section 5.
Amendments.
Subject to the
provisions of the
second paragraph of
this Section 5 of this
Article VIII, this
Declaration of Trust
may be restated
and/or amended at
any time by an
instrument in writing
signed by a majority
of the then Board of
Trustees and, if
required, by approval
of such amendment
by Shareholders in
accordance with
Article V, Section 3
hereof.  Any such
restatement and/or
amendment hereto
shall be effective
immediately upon
execution and
approval or upon such
future date and time
as may be stated
therein.  The
Certificate of Trust of
the Trust may be
restated and/or
amended by a similar
procedure, and any
such restatement
and/or amendment
shall be effective
immediately upon
filing with the Office
of the Secretary of
State of the State of
Delaware or upon
such future date as
may be stated therein.

	Notwithstandin
g the above, the Board
of Trustees expressly
reserves the right to
amend or repeal any
provisions contained
in this Declaration of
Trust or the Certificate
of Trust, in accordance
with the provisions of
Section 5 of Article III
hereof, and all rights,
contractual and
otherwise, conferred
upon Shareholders are
granted subject to such
reservation.  The
Board of Trustees
further expressly
reserves the right to
amend or repeal any
provision of the By-
Laws pursuant to
Article IX of the By-
Laws.

	Section 6.
Filing of Copies,
References, Headings.
The original or a copy
of this Declaration of
Trust and of each
restatement and/or
amendment hereto
shall be kept at the
principal executive
office of the Trust
where any
Shareholder may
inspect it.  Anyone
dealing with the Trust
may rely on a
certificate by an
officer of the Trust as
to whether or not any
such restatements
and/or amendments
have been made and
as to any matters in
connection with the
Trust hereunder; and,
with the same effect
as if it were the
original, may rely on
a copy certified by an
officer of the Trust to
be a copy of this
instrument or of any
such restatements
and/or amendments.
In this Declaration of
Trust and in any such
restatements and/or
amendments,
references to this
instrument, and all
expressions of similar
effect to "herein,"
"hereof" and
"hereunder," shall be
deemed to refer to this
instrument as
amended or affected
by any such
restatements and/or
amendments.
Headings are placed
herein for
convenience of
reference only and
shall not be taken as a
part hereof or control
or affect the meaning,
construction or effect
of this instrument.
Whenever the
singular number is
used herein, the same
shall include the
plural; and the neuter,
masculine and
feminine genders
shall include each
other, as applicable.
This instrument may
be executed in any
number of
counterparts, each of
which shall be
deemed an original.

	Section 7.
Applicable Law.  This
Declaration of Trust
is created under and is
to be governed by and
construed and
administered
according to the laws
of the State of
Delaware and the
applicable provisions
of the 1940 Act and
the Code.  The Trust
shall be a Delaware
business trust
pursuant to the
DSTA, and without
limiting the
provisions hereof, the
Trust may exercise all
powers which are
ordinarily exercised
by such a business
trust.

	Section 8.
Provisions in Conflict
with Law or
Regulations.

	(a)	The
provisions of this
Declaration of Trust
are severable, and if
the Board of Trustees
shall determine, with
the advice of counsel,
that any of such
provisions is in
conflict with the 1940
Act, the Code, the
DSTA, or with other
applicable laws and
regulations, the
conflicting provision
shall be deemed not to
have constituted a part
of this Declaration of
Trust from the time
when such provisions
became inconsistent
with such laws or
regulations; provided,
however, that such
determination shall not
affect any of the
remaining provisions
of this Declaration of
Trust or render invalid
or improper any action
taken or omitted prior
to such determination.

	(b)	If any
provision of this
Declaration of Trust
shall be held invalid or
unenforceable in any
jurisdiction, such
invalidity or
unenforceability shall
attach only to such
provision in such
jurisdiction and shall
not in any manner
affect such provision
in any other
jurisdiction or any
other provision of this
Declaration of Trust in
any jurisdiction.

	Section 9.
Statutory Trust Only.
It is the intention of
the Trustees to create
a statutory trust
pursuant to the
DSTA, and thereby to
create the relationship
of trustee and
beneficial owners
within the meaning of
the DSTA between
the Trustees and each
Shareholder.  It is not
the intention of the
Trustees to create a
general or limited
partnership, limited
liability company,
joint stock
association,
corporation, bailment,
or any form of legal
relationship other than
a business trust
pursuant to the
DSTA.  Nothing in
this Declaration of
Trust shall be
construed to make the
Shareholders, either
by themselves or with
the Trustees, partners
or members of a joint
stock association.

      Section 10.
Fiscal Year.  The
fiscal year of the
Trust shall end on a
specified date as set
forth in the Bylaws,
provided, however,
that the Trustees may,
without Shareholder
approval, change the
fiscal year of the
Trust.

	IN WITNESS
WHEREOF, the
Trustees named below
do hereby make and
enter into this
Amended and
Restated Declaration
of Trust effective as
of the date first above
written.


/s/ John
Palancia*
Trustee

/s/
Anthony
J. Hertl*
Trustee

/s/ Gary
W.
Lanzen*
Trustee

/s/ Mark
H.
Taylor*
Trustee

*By:	/s/ Stephanie
Shearer
*Attorney-in-Fact -
Pursuant to Powers of
Attorney.





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